Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2011
Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements
3.	Recent Accounting Pronouncements

Financial Accounting Standards Board, or FASB, Accounting Standards Update, or ASU, 2011-11 "Balance Sheet (Topic 210) Disclosures about Offsetting Assets and Liabilities," or ASU 2011-11 — In December 2011, the FASB issued ASU 2011-11, which amends Accounting Standards Codification, or ASC, Topic 210 "Balance Sheet." ASU 2011-11 will require entities to disclose information about offsetting and related arrangements to enable financial statement users to understand the effect of such arrangements on the statement of financial position. The provisions of ASU 2011-11 are effective for us in interim and annual reporting periods beginning on or after January 1, 2013 and we are currently assessing the impact of adoption on our consolidated results of operations, cash flows and financial position.

ASU 2011-08 "Intangibles – Goodwill and Other (Topic 350)," or ASU 2011-08 — In September 2011, the FASB issued ASU 2011-08, which amends Accounting Standards Codification, or ASC, Topic 350 "Intangibles — Goodwill and Other." ASU 2011-08 provides additional guidance on the two-step test for goodwill impairment as previously described in Topic 350 "Intangibles — Goodwill and Other." Under the new guidance, entities may elect to first assess qualitative factors instead of calculating the fair value of a reporting unit unless the entity determines that it is more likely than not the fair value of the reporting unit is less than its carrying value. This ASU is effective for interim and annual goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. We elected to adopt ASU 2011-08 for our 2011 annual goodwill impairment test. There was no impact from the adoption of ASU 2011-08 on our consolidated results of operations, cash flows and financial position.

ASU 2011-04 "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs", or ASU 2011-04 — In May 2011, the FASB issued ASU 2011-04 which amends ASC, Topic 820 "Fair Value Measurements and Disclosures" to change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements, clarify the FASB's intent about the application of existing fair value measurement requirements, and change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The provisions of ASU 2011-04 are effective for us for interim and annual periods beginning after December 15, 2011 and we are currently assessing the impact of adoption on our consolidated results of operations, cash flows and financial position.